DEFERRED INCOME (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Deferred Income
SCHEDULE OF DEFERRED INCOME

As at	June 30, 2024	December 31, 2023
Deferred income from customers	$-	$12,112
Deferred income from government	95,806	95,562
	$95,806	$107,674
Current portion	$9,239	$12,112
Long-term portion	86,567	95,562
	$95,806	$107,674